SCHEDULE OF LEASE EXPENSE (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Operating lease expense (per ASC 842)	$ 1,217	$ 951	$ 422
Short-term lease expense (other than ASC 842)	323	120	120
Total lease expense	$ 1,540	$ 1,071	$ 542